Taxation - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Payments for tax assessments	$ 82			$ 438
Uncertain tax provision	295	$ 0	$ 0
Taxation	4,041	3,832	5,614
Current tax expense	$ 4,434	$ 5,092	$ 4,851